Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information
Supplementary cash flow information
Net change in other operating assets and liabilities

	2018 $	2017 $
Accounts receivable and accrued interest receivable	(108)	(23)
Prepaid expenses, deposits and other	(5,094)	2
Clinical trial contract deposits	90	(448)
Accounts payable and accrued liabilities	(888)	2,168
	(6,000)	1,699
Interest received	2,148	973

Cash flows from financing and investing activities:

	Short term investments	Contingent consideration	Derivative warrants December 28, 2016	Derivative warrants February 14, 2014	Common shares	Warrants	Contributed surplus
Balance at January 1, 2018	7,833	(3,792)	(8,948)	(2,845)	(499,200)	(906)	(18,360)
Cash flow - Purchases	36,084	—	—	—	—	—	—
Cash flow - Proceeds from short term investment	(36,093)	—	—	—	—	—	—
Cash flow - Proceeds from exercise of warrants	—	—	—	—	(3,071)	—	—
Cash flow - Proceeds from exercise of options	—	—	—	—	(943)	—	—
Non-cash changes - Conversion to common shares	—	—	—	—	(1,436)	906	530
Non-cash changes - Fair value adjustments	—	(236)	(6,527)	(3,427)	—	—	—
Non-cash changes - Stock based compensation	—	—	—	—	—	—	(6,860)
Non-cash changes - Opening adjustment on change in accounting policy	78	—	—	—	—	—	—
Non-cash changes - Other	(13)	—	—	—	—	—	—
Balance at December 31, 2018	7,889	(4,028)	(15,475)	(6,272)	(504,650)	—	(24,690)

Balance at January 1, 2017	—	(5,440)	(7,405)	(1,733)	(299,815)	(971)	(17,017)
Cash flow - Purchases	97,996	—	—	—	—	—	—
Cash flow - Disposals	(90,018)	—	—	—	—	—	—
Cash flow - Payments made	—	2,150	—	—	—	—	—
Cash flow - Net proceeds from public offering	—	—	—	—	(162,324)	—	—
Cash flow - Proceeds from exercise derivative warrants	—	—	8,596	88	(8,684)	—	—
Cash flow - Proceeds from exercise warrants	—	—	—	—	(232)	—	—
Cash flow - Proceeds from exercise options	—	—	—	—	(3,912)	—	—
Non-cash changes - Conversion to Common Shares	—	—	3,825	8,760	(21,334)	65	2,899
Non-cash changes - Fair value adjustments	(78)	(502)	(17,808)	(10,973)	(2,899)	—	—
Non-cash changes - Stock Based Compensation	—	—	—	—	—	—	(4,242)
Non-cash changes - Other	(67)	—	3,844	1,013	—	—	—
Balance at December 31, 2017	7,833	(3,792)	(8,948)	(2,845)	(499,200)	(906)	(18,360)